Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations [Abstract]
Discontinued Operations
The components of assets and liabilities of discontinued operations in the unaudited condensed consolidated balance sheet at December 31, 2024 and June 30, 2025 consisted of the following:

	December 31,	June 30,
	2024	2025
CURRENT ASSETS:
Cash and cash equivalents	$4,836	$3,770
Due from related parties, current	467,701	444,684
Prepaid expenses and other assets	22,466	1,353
Total current assets of discontinued operations	495,003	449,807

NON-CURRENT ASSETS:
Total non-current assets of discontinued operations	—	—

CURRENT LIABILITIES:
Accounts payable	65,117	687
Accrued liabilities	1,554,646	1,569,084
Total current liabilities of discontinued operations	1,619,763	1,569,771

NON-CURRENT LIABILITIES:
Total non-current liabilities of discontinued operations	—	—

The components of the income from discontinued operations for the six months ended June 30, 2024 and 2025 in the unaudited interim condensed consolidated statements of comprehensive income consisted of the following:

	Six Months Ended June 30,	Six Months Ended June 30,
	2024	2025
REVENUES:
Time charter revenues	1,355	—
Pool revenues	629,825	—
Total vessel revenues	631,180	—

EXPENSES:
Voyage expenses (including $8,007 and $0 to related party for the six months ended June 30, 2024 and 2025, respectively)	(23,741)	117,732
Vessel operating expenses	(352,940)	(12,241)
Management fees to related parties	(24,936)	—
Depreciation and amortization	(35,305)	—
Gain on sale of vessel	19,559,432	—
Total expenses	19,122,510	105,491

Operating income	19,753,690	105,491

OTHER INCOME/(EXPENSES):
Interest and finance costs	(80,853)	(4,747)
Interest income	40,134	—
Foreign exchange gains	1,123	22
Total other expenses, net	(39,596)	(4,725)

Net income and comprehensive income from discontinued operations, before and net of taxes	$19,714,094	$100,766